UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 109.4%
CONSUMER DISCRETIONARY - 20.8%
Diversified Consumer Services - 0.2%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	320,000	$273,600	(a)

Hotels, Restaurants & Leisure -13.3%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	1,250,000	1,071,875	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,000,000	1,050,000	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	11/1/23	1,000,000	1,077,500	(b)
Golden Nugget Inc., Senior Notes	8.500%	12/1/21	1,113,000	1,199,257	(a)(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	1,790,000	1,881,737	(a)(b)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	1,881,488	1,730,969	(a)(b)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	2,000,000	2,125,000	(a)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	1,060,000	1,093,125	(a)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	120,000	130,950	(a)
Scientific Games Corp., Senior Subordinated Notes	8.125%	9/15/18	670,000	674,188
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	883,000	911,883	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	2,590,000	2,732,450	(a)(b)

Total Hotels, Restaurants & Leisure				15,678,934

Household Durables - 1.0%
APX Group Inc., Senior Notes	8.750%	12/1/20	1,000,000	1,042,500	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	100,000	105,000

Total Household Durables				1,147,500

Leisure Products - 0.8%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,070,000	979,050	(a)(b)

Media - 1.0%
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	448,844	170,561	(c)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,000,000	1,030,000	(a)

Total Media				1,200,561

Multiline Retail - 1.1%
Jo-Ann Stores Holdings Inc., Senior Notes	9.750%	10/15/19	360,000	342,450	(a)(c)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	1,440,000	896,400	(a)

Total Multiline Retail				1,238,850

Specialty Retail - 3.4%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,500,000	1,353,750	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	2,500,000	2,637,500	(a)(b)

Total Specialty Retail				3,991,250

TOTAL CONSUMER DISCRETIONARY				24,509,745

CONSUMER STAPLES - 6.1%
Beverages - 1.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,820,000	1,683,500	(a)(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	420,000	460,425	(a)(b)

Total Beverages				2,143,925

Food & Staples Retailing - 2.0%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,370,000	2,343,338	(a)(b)

Food Products - 0.9%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	970,000	1,018,500	(a)

Tobacco - 1.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,000,000	1,715,000	(b)

TOTAL CONSUMER STAPLES				7,220,763

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 20.2%
Energy Equipment & Services - 3.2%
CGG, Senior Notes	6.500%	6/1/21	1,500,000	$675,000
Pride International Inc., Senior Notes	7.875%	8/15/40	1,750,000	1,649,375	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,540,000	1,483,614	*(a)(b)(d)(e)

Total Energy Equipment & Services				3,807,989

Oil, Gas & Consumable Fuels - 17.0%
Armstrong Energy Inc., Senior Secured Notes	11.750%	12/15/19	2,000,000	1,275,000	(b)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	5,000,000	3,125,000	*(b)(d)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,190,000	1,225,700	(a)(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	1,000,000	1,052,500	(a)(b)
Iracore International Holdings Inc., Senior Secured Notes	9.500%	6/1/18	1,500,000	772,500	*(a)(b)(d)
Magnum Hunter Resources Corp. Escrow	—	—	2,920,000	0	*(e)(f)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	500,000	515,850	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	500,000	467,500	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	950,000	694,688	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,780,000	1,784,450	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,790,000	1,839,225	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	140,000	144,200
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,060,000	1,090,475	(b)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,040,700
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	890,000	796,817	(b)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	910,000	948,675	(b)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	690,000	743,475
RSP Permian Inc., Senior Notes	6.625%	10/1/22	990,000	1,050,637	(b)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,500,000	1,447,500	(b)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000	2,140	*(b)(g)

Total Oil, Gas & Consumable Fuels				20,017,032

TOTAL ENERGY				23,825,021

FINANCIALS - 6.3%
Capital Markets - 1.7%
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.375%	4/1/20	2,000,000	2,030,000	(a)(b)

Consumer Finance - 3.3%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,770,000	1,786,594	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,275,000	2,098,687	(a)(b)

Total Consumer Finance				3,885,281

Diversified Financial Services - 1.3%
NewStar Financial Inc., Senior Notes	7.250%	5/1/20	1,500,000	1,518,750	(b)

TOTAL FINANCIALS				7,434,031

HEALTH CARE - 11.1%
Biotechnology - 1.0%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,220,000	1,186,450	(a)(b)

Health Care Equipment & Supplies - 2.6%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,000,000	1,740,000	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	20,000	20,925	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,390,000	1,313,550	(b)

Total Health Care Equipment & Supplies				3,074,475

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 6.8%
BioScrip Inc., Senior Notes	8.875%	2/15/21	3,000,000	$2,370,000	(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,000,000	1,915,000	(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	500,000	531,875	(a)(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	810,000	822,150
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,340,000	2,334,150	(b)

Total Health Care Providers & Services				7,973,175

Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	380,000	345,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	540,000	456,365	(a)

Total Pharmaceuticals				802,165

TOTAL HEALTH CARE				13,036,265

INDUSTRIALS - 19.2%
Aerospace & Defense - 2.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,000,000	1,005,000	(a)(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	620,000	644,800	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,630,000	1,670,750	(b)

Total Aerospace & Defense				3,320,550

Air Freight & Logistics - 0.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,000,000	965,000	(a)(b)

Commercial Services & Supplies - 1.9%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,250,000	1,203,125	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	1,026,375	(b)

Total Commercial Services & Supplies				2,229,500

Construction & Engineering - 5.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,690,000	1,833,650	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	2,000,000	2,020,000	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,922,489	1,850,396	(a)(b)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	500,000	507,500	(a)

Total Construction & Engineering				6,211,546

Electrical Equipment - 3.7%
Interface Grand Master Holdings Inc., Senior Notes	19.000%	8/15/19	1,022,253	991,585	(c)(e)
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	1,000,000	940,000	(a)(b)(c)
International Wire Group Inc., Senior Notes	10.750%	8/1/21	1,500,000	1,443,750	(a)(b)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,000,000	1,012,500	(a)(b)

Total Electrical Equipment				4,387,835

Machinery - 0.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	480,000	439,200	(a)(b)

Marine - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,740,000	1,587,750	(a)(b)

Road & Rail - 1.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,070,000	946,950	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	500,000	517,500	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	10,000	10,300	(a)

Total Road & Rail				1,474,750

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.6%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	750,000	$705,000	(a)

Transportation - 1.1%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,754,375	1,289,466	(a)(c)

TOTAL INDUSTRIALS				22,610,597

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 2.9%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,120,000	1,118,600	(b)
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	2,275,000	2,282,109

Total Electronic Equipment, Instruments & Components				3,400,709

Technology Hardware, Storage & Peripherals - 0.8%
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	1,000,000	941,419

TOTAL INFORMATION TECHNOLOGY				4,342,128

MATERIALS - 12.6%
Chemicals - 3.2%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,250,000	1,337,500	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,149,133	1,120,405	(a)(b)(c)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,400,000	1,323,000	(a)(b)

Total Chemicals				3,780,905

Construction Materials - 2.7%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000	354,000	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,110,000	982,350	(a)(b)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	1,730,000	1,835,962	(b)

Total Construction Materials				3,172,312

Containers & Packaging - 3.7%
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,000,000	1,080,000	(a)(b)
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	1,250,000	1,287,500	(a)(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,240,000	1,942,976	(a)(b)

Total Containers & Packaging				4,310,476

Metals & Mining - 2.3%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,390,000	2,503,525	(a)(b)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	25,825	0	(a)(c)(e)(f)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	211,000	217,462	(a)

Total Metals & Mining				2,720,987

Paper & Forest Products - 0.7%
Mercer International Inc., Senior Notes	6.500%	2/1/24	780,000	790,224	(a)

TOTAL MATERIALS				14,774,904

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,500,000	1,635,000	(b)

Real Estate Management & Development - 0.9%
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	1,000,000	1,036,600	(b)

TOTAL REAL ESTATE				2,671,600

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 5.2%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	160,000	$167,000	(a)
Cogent Communications Holdings Inc., Senior Notes	5.625%	4/15/21	1,500,000	1,533,750	(a)(b)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	340,000	355,514
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	420,000	426,300
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	1,500,000	1,296,562	(b)
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	1,000,000	337,500	(b)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,000,000	1,026,250	(b)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,000,000	972,500	(b)

Total Diversified Telecommunication Services				6,115,376

Wireless Telecommunication Services - 1.9%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	290,000	336,945	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	505,238
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	1,379,700	(b)

Total Wireless Telecommunication Services				2,221,883

TOTAL TELECOMMUNICATION SERVICES				8,337,259

TOTAL CORPORATE BONDS & NOTES (Cost - $125,614,485)				128,762,313

ASSET-BACKED SECURITIES - 0.0%
ERP Iron Ore LLC (Cost - $87,644)	8.000%	12/31/19	86,744	17,529	(a)(e)(c)(k)

CONVERTIBLE BONDS & NOTES - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,356,875)	9.500%	6/24/19	1,356,875	108,550	(a)(b)(c)

SOVEREIGN BONDS - 0.8%
Argentina - 0.8%
Republic of Argentina, Senior Notes (Cost - $991,503)	6.875%	1/26/27	1,000,000	991,250	(a)

SENIOR LOANS - 21.4%
CONSUMER DISCRETIONARY - 7.2%
Diversified Consumer Services - 1.7%
Affinion Group Inc., Second Lien Term Loan	8.500%	10/31/18	2,000,000	1,956,000	(h)(i)

Hotels, Restaurants & Leisure - 3.0%
Affinity Gaming LLC, Second Lien Term Loan	—	9/14/24	1,610,000	1,634,150	(j)
AP Gaming I LLC, USD Term Loan B	9.250%	12/21/20	1,940,000	1,946,466	(h)(i)

Total Hotels, Restaurants & Leisure				3,580,616

Media - 0.4%
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	550,000	462,330	(h)(i)

Specialty Retail - 1.0%
Coinstar LLC, Second Lien Term Loan	9.750%	9/27/24	950,000	961,875	(h)(i)
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	350,000	283,500	(h)(i)

Total Specialty Retail				1,245,375

Textiles, Apparel & Luxury Goods - 1.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,734,162	1,277,500	(h)(i)

TOTAL CONSUMER DISCRETIONARY				8,521,821

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
CSM Bakery Solutions LLC, Second Lien Term Loan	8.760%	7/3/21	1,710,000	$1,299,600	(h)(i)
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	1,000,000	955,000	(h)(i)

TOTAL CONSUMER STAPLES				2,254,600

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	291,693	293,151	(h)(i)
Murray Energy Corp., Term Loan B2	8.250%	4/16/20	498,686	473,908	(h)(i)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	1,977,443	1,774,756	(h)(i)

TOTAL ENERGY				2,541,815

HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 1.0%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,134,614	1,135,748	(h)(i)

Health Care Providers & Services - 1.6%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,866,667	1,862,000	(h)(i)

TOTAL HEALTH CARE				2,997,748

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.2%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	1,492,500	1,419,741	(h)(i)

Marine - 2.4%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/12/20	2,887,500	2,764,781	(h)(i)

TOTAL INDUSTRIALS				4,184,522

INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment, Instruments & Components - 0.8%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	1,000,000	1,001,250	(h)(i)

Internet Software & Services - 1.5%
Ancestry.com Operations Inc., Second Lien Term Loan	9.250%	10/19/24	1,720,000	1,770,883	(h)(i)

IT Services - 0.5%
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/9/20	686,100	552,882	(h)(i)

TOTAL INFORMATION TECHNOLOGY				3,325,015

MATERIALS - 0.1%
Metals & Mining - 0.1%
Magnetation LLC, DIP Term Loan	12.000%	12/31/20	530,182	106,036	(e)(h)(i)(j)

UTILITIES - 1.0%
Electric Utilities - 1.0%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,355,850	1,206,706	(h)(i)

TOTAL SENIOR LOANS (Cost - $25,738,291)				25,138,263

			SHARES
COMMON STOCKS - 1.8%
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Magnum Hunter Resources Corp.			151,052	1,752,203	*(e)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc. (Escrow)		30,000	$368,100	*(e)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		5,022,817	0	*(e)(f)

TOTAL COMMON STOCKS (Cost - $4,331,959)			2,120,303

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.2%
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Allergan PLC (Cost - $1,462,639)	5.500%	1,777	1,406,478

PREFERRED STOCKS - 1.7%
INDUSTRIALS - 1.7%
Trading Companies & Distributors - 1.7%
General Finance Corp. (Cost - $1,996,875)	8.125%	79,875	1,935,771

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,580,271)			160,480,457

SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $590,358)	0.411%	590,358	590,358

TOTAL INVESTMENTS - 136.9% (Cost - $162,170,629#)			161,070,815
Liabilities in Excess of Other Assets - (36.9)%			(43,376,615)

TOTAL NET ASSETS - 100.0%			$117,694,200

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	The coupon payment on these securities is currently in default as of January 31, 2017.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Value is less than $1.

(g)	The maturity principal is currently in default as of January 31, 2017.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of January 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(k)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
REFI	— Refinancing
RSP	— Retail Selling Price

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$22,341,407	$1,483,614		$23,825,021
Industrials	—	21,619,012	991,585		22,610,597
Materials	—	14,774,904	0	*	14,774,904
Other Corporate Bonds & Notes	—	67,551,791	—		67,551,791
Asset-Backed Securities	—	—	17,529		17,529
Convertible Bonds & Notes	—	108,550	—		108,550
Sovereign Bonds	—	991,250	—		991,250
Senior Loans:
Consumer Discretionary	—	5,179,966	3,341,855		8,521,821
Consumer Staples	—	1,299,600	955,000		2,254,600
Energy	—	473,908	2,067,907		2,541,815
Materials	—	—	106,036		106,036
Utilities	—	—	1,206,706		1,206,706
Other Senior Loans	—	10,507,285	—		10,507,285
Common Stocks:
Energy	—	—	1,752,203		1,752,203
Health Care	—	—	368,100		368,100
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	$1,406,478	—	—		1,406,478
Preferred Stocks	1,935,771	—	—		1,935,771

Total Long-Term Investments	3,342,249	144,847,673	12,290,535		160,480,457

Short-Term Investments†	590,358	—	—		590,358

Total Investments	$3,932,607	$144,847,673	$12,290,535		$161,070,815

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	INDUSTRIALS	MATERIALS		ASSET- BACKED SECURITIES
Balance as of April 30, 2016	$3,587,141	—	$936,222	$0	*	—
Accrued premiums/discounts	(4,028)		7,233	—		—
Realized gain (loss)	62,580	—	—	—		—
Change in unrealized appreciation (depreciation)[1]	(3,738)	—	38,009	(256)		$(70,115)
Purchases	—	—	10,121	256		87,644
Sales	(3,641,955)	—	—	—		—
Transfers into Level 3[2]	—	$1,483,614	—	—		—
Transfers out of Level 3	—	—	—	—		—

Balance as of January 31, 2017	—	$1,483,614	$991,585	$0	*	$17,529

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	—	—	$38,009	$(256)		$(70,115)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	MATERIALS	UTILITIES
Balance as of April 30, 2016	$649,227	$2,532,400	$1,529,604	$1,292,927	$284,963	$1,222,749
Accrued premiums/discounts	361	6,817	40,532	12,417	1,359	3,299
Realized gain (loss)	7,223	—	(180,466)	3,316	—	171
Change in unrealized appreciation (depreciation)[1]	80,328	(284,617)	412,181	137,085	(140,541)	(9,163)
Purchases	2,503,550	—	1,028,293	—	46,999	—
Sales	(361,164)	—	(762,237)	(309,997)	(86,744)	(10,350)
Transfers into Level 3[2]	462,330	—	—	—	—	—
Transfers out of Level 3[3]	—	(1,299,600)	—	(1,135,748)	—	—

Balance as of January 31, 2017	$3,341,855	955,000	$2,067,907	—	$106,036	$1,206,706

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$86,864	$29,209	$417,941	—	$(140,541)	$(9,163)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	ENERGY	HEALTH CARE	MATERIALS	TOTAL
Balance as of April 30, 2016	—	$351,300	$4	$12,386,537
Accrued premiums/discounts	—	—	—	67,990
Realized gain (loss)	$(53)	—	—	(107,229)
Change in unrealized appreciation (depreciation)[1]	(1,877,389)	16,800	(4)	(1,701,420)
Purchases	3,629,657	—	—	7,306,520
Sales	(12)	—	—	(5,172,459)
Transfers into Level 3[2]	—	—	—	1,945,944
Transfers out of Level 3[3]	—	—	—	(2,435,348)

Balance as of January 31, 2017	$1,752,203	$368,100	$0 *	$12,290,535

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$(1,877,389)	$16,800	$(4)	$(1,508,645)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 1/31/17 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds & Notes	$1,484	Market Approach	Enterprise Value Multiple Based Upon Revenue	0.72x	Increase

			Liquidity Discount	10%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,222,317
Gross unrealized depreciation	(11,322,131)

Net unrealized depreciation	$(1,099,814)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017